SUBSEQUENT EVENTS	12 Months Ended
Jun. 30, 2019
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent Events
24.	SUBSEQUENT EVENTS
On September 19, 2019 AVITA filed a registration statement on Form
20-F
under the Securities Exchange Act of 1934 with the Securities and Exchange Commission (“SEC”) relating to the proposed registration in the United States of its class of American Depositary Shares representing ordinary shares of the Company. The registration statement was declared effective by the SEC on September 27, 2019, and the Company started trading of its American Depositary Shares on Nasdaq Capital Market on October 1, 2019 under the ticker symbol “RCEL.” This disclosure does not constitute an offer to sell, or the solicitation of an offer to buy, any securities of the Company.